Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	$ 3,514,646	$ 3,152,396
Allowance for loan losses	(33,241)	(3,409)
Non-covered loans, net	3,481,405	3,148,987
Non-covered loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	3,514,646	3,152,396
Allowance for loan losses	(33,241)	(3,409)
Non-covered loans, net	3,481,405	3,148,987
Non-covered loans | Commercial and Industrial
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	1,637,266	1,660,293
Allowance for loan losses	(16,865)	(1,845)
Non-covered loans | Real estate
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	1,457,253	1,184,914
Allowance for loan losses	(8,331)	(977)
Non-covered loans | Construction and Land Development
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	364,551	280,483
Allowance for loan losses	(7,957)	(582)
Non-covered loans | Consumer
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	55,576	26,706
Allowance for loan losses	(88)	(5)
Bank | Non-covered loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	3,514,646	3,152,396
Bank | Non-covered loans | Consumer
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Total loans	55,576	26,706
Bank | FNB | Non-covered loans | Acquired loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Carrying value of loans acquired	53,400
Bank | FNB | Non-covered loans | PCI | Acquired loans
Non-Covered Loans and Allowance for Non-Covered Loan Losses
Carrying value of loans acquired	$ 7,200